Other Receivables, net of Allowance for Losses (Predecessor)	12 Months Ended
Dec. 31, 2012
Predecessor
Other Receivables, net of Allowance for Losses

9. Other Receivables, net of Allowance for Losses

Other receivables include the following at December 31, 2011 and 2012:

	December 31, 2011	December 31, 2012
Advances receivable	$1,994	$2,996
Notes receivable	6,505	6,642
Tax withholding receivables on lottery winnings	1,208	2,461
Due from affiliates	593	324
Other	1,161	999
	11,461	13,422
Less allowance for losses	(108)	(276)
Other receivables, net	$11,353	$13,146

The Company’s lottery and structured settlements businesses in some cases will advance a portion of the purchase price to a customer prior to the closing of the transaction, which are included in advances receivable above.

Notes receivable represents receivables from a third party for the sale of LCSS assets.

Tax withholding receivables on lottery winnings represents the portion of lottery collections withheld for state and federal agencies. The Company obtains the withholding refund once appropriate tax filings are completed for the respective jurisdictions.

Due from affiliates represents amounts due to the Company for subservicer services fees.

Activity in the allowance for doubtful accounts for other receivables for the years ended December 31, 2011 and 2012 was as follows:

	December 31, 2011	December 31, 2012
Balance, beginning	$—	$(108)
Provision for loss	(72)	(105)
Recoveries	8	(101)
Other	(44)	38
Balance, ending	$(108)	$(276)

For lottery winnings, the Company reserves 25% of all lottery advances outstanding over 180 days and 50% of all lottery advances outstanding over 360 days. In addition, the Company has reserved for estimated uncollectible broker fees at December 31, 2011 and 2012.